4. ACCRUED INTEREST PAYABLE - RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
LOAN PAYABLE-RELATED PARTY

On February 25, 2013 the Company received $150,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid.  The Company recorded accrued interest payable of $2,001 as of March 31, 2016. The Company recorded accrued interest payable of $2,001 as of December 31, 2015.

On February 25, 2013 the Company received $150,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid.  The Company recorded a accrued interest payable of $2,001 as of December 31, 2015.